Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating Activities:
Profit before tax	¥ 1,555,030	¥ 654,246	¥ 1,207,789
Adjustments for:
(Gains) losses on financial assets at fair value through profit or loss and investment securities	(89,496)	96,742	(187,170)
Foreign exchange gains	(1,236,486)	(26,461)	(1,494,145)
Provision for loan losses	384,150	378,791	222,894
Depreciation and amortization	339,438	336,904	338,521
Share of post-tax profit of associates and joint ventures	(132,296)	(142,678)	(160,370)
Net changes in assets and liabilities:
Net (increase) decrease of term deposits with original maturities over three months	471,463	(179,359)	1,088,493
Net (increase) decrease of call loans and bills bought	(2,391,029)	127,428	517,417
Net increase of reverse repurchase agreements and cash collateral on securities borrowed	(2,804,455)	(7,710,498)	(2,693,143)
Net increase of loans and advances	(5,701,099)	(4,046,038)	(9,099,523)
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss	(542,537)	(1,113,745)	198,149
Net increase of deposits	10,873,833	8,051,968	7,921,341
Net increase (decrease) of call money and bills sold	(742,663)	1,238,251	550,540
Net increase (decrease) of repurchase agreements and cash collateral on securities lent	(4,001,518)	7,348,162	2,079,860
Net increase (decrease) of other unsubordinated borrowings and debt securities in issue	(1,068,329)	(3,033,122)	662,503
Income taxes paid—net	(578,988)	(493,128)	(200,183)
Other operating activities—net	(796,114)	1,578,664	83,657
Net cash and cash equivalents provided by (used in) operating activities	(6,461,096)	3,066,127	1,036,630
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(41,178,967)	(46,798,297)	(33,509,657)
Proceeds from sales of financial assets at fair value through profit or loss and investment securities	14,425,084	18,033,910	13,848,481
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	30,248,824	24,624,156	19,493,790
Acquisitions of subsidiaries and businesses, net of cash and cash equivalents acquired	42,813	(14,563)	(9,993)
Disposal of subsidiaries and businesses, net of cash and cash equivalents disposed		1,272	71,451
Investments in associates and joint ventures	(343,504)	(36,164)	(350,938)
Proceeds from sales of investments in associates and joint ventures	13,653	6,834	939
Purchases of property, plant and equipment	(171,518)	(98,498)	(119,710)
Purchases of intangible assets	(287,886)	(256,446)	(242,877)
Proceeds from sales of property, plant and equipment	11,552	7,016	1,964
Other investing activities—net		(4)	(4)
Net cash and cash equivalents provided by (used in) investing activities	2,760,051	(4,530,784)	(816,554)
Financing Activities:
Redemption of subordinated borrowings	(48,000)	(33,000)	(30,000)
Proceeds from issuance of subordinated bonds	513,967	252,506	274,551
Redemption of subordinated bonds	(123,000)	(439,941)
Payments for the principal portion of lease liabilities	(88,758)	(96,737)	(94,574)
Proceeds from issuance of other equity instruments	468,762	409,972	698,552
Redemption of other equity instruments	(85,000)
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(540,071)	(412,120)	(348,010)
Dividends paid to non-controlling interest shareholders	(5,060)	(5,957)	(4,612)
Coupons paid to other equity instruments holders	(49,868)	(31,636)	(13,763)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(250,365)	(251,448)	(211,217)
Purchases of other equity instruments and proceeds from sales of other equity instruments—net	673	(3,939)	(2,010)
Transactions with non-controlling interest shareholders—net	15,700		(102,733)
Net cash and cash equivalents provided by (used in) financing activities	(191,020)	(612,300)	166,184
Effect of exchange rate changes on cash and cash equivalents	1,279,163	(110,725)	1,707,311
Net increase (decrease) of cash and cash equivalents	(2,612,902)	(2,187,682)	2,093,571
Cash and cash equivalents at beginning of period	75,250,124	77,437,806	75,344,235
Cash and cash equivalents at end of period	72,637,222	75,250,124	77,437,806
Net cash and cash equivalents provided by (used in) operating activities includes:
Interest and dividends received	7,394,655	6,995,814	6,073,451
Interest paid	¥ 3,985,866	¥ 4,208,150	¥ 3,902,048